Transactions with Non-controlling Interests - Summary of Contributions of Non-controlling Shareholders (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-controlling interests [line items]
Contributions from other subsidiaries			S/ 15,120
Decrease in equity of non controlling parties	S/ (15,725)	S/ (32,996)	(69,322)
Viva Negocio Inmobiliario S.A. [Member]
Non-controlling interests [line items]
Contributions received	18	152	3,399
Returns of contributions	(15,743)	(33,148)	(87,841)
Decrease in equity of non controlling parties	S/ (15,725)	S/ (32,996)	S/ (84,442)